JPMorgan Trust II

270 Park Avenue

New York, NY 10017

March 13, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II, on behalf of the JPMorgan Large Cap Value Fund

Ladies and Gentlemen:

On behalf of JPMorgan Trust II, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration statement on Form N-14 with respect to the following proposed reorganization:

Acquired Fund		Trust	Acquiring Fund
JPMorgan Value Opportunities Fund, Inc.	merges with and into	JPMorgan Trust II	JPMorgan Large Cap Value Fund

The Registration Statement is proposed to become effective on April 12, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary